SCHEDULE OF PER SHARES EFFECT OF TAX (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net income per share effect – basic	¥ 0.09	¥ 0.10	¥ 0.07
Net income per share effect – diluted	¥ 0.08	¥ 0.10	¥ 0.07